Shareholders' equity - Recapitalization Transactions (Details) - CAD ($) $ in Millions		8 Months Ended	12 Months Ended
	Dec. 02, 2016	Dec. 02, 2016	Mar. 31, 2017
Number
Number of shares outstanding, ending balance (shares)			106,397,037
$
Shareholders’ equity, opening balance		$ 142.7	$ 142.7
Shareholders’ equity, closing balance			$ 146.1
Class A
Number
Number of shares outstanding, beginning balance (shares)		7	7
Subdivide Class A and Class B common shares (shares)		69,999,993
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	30,000,000	30,000,000
Number of shares outstanding, ending balance (shares)	100,000,000	100,000,000	0
$
Shareholders’ equity, opening balance		$ 3.4	$ 3.4
Redemption of common and preferred shares			(0.7)
Shareholders’ equity, closing balance	$ 2.7	$ 2.7	$ 0.0
Class B
Number
Number of shares outstanding, beginning balance (shares)		3	3
Subdivide Class A and Class B common shares (shares)		29,999,997
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(30,000,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0.0	$ 0.0
Shareholders’ equity, closing balance	$ 0.0	$ 0.0
Class A senior preferred
Number
Number of shares outstanding, beginning balance (shares)		53,144,000	53,144,000
Effect of recapitalization adjustments (shares)		(53,144,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 53.1	$ 53.1
Redemption of common and preferred shares			$ (53.1)
Shareholders’ equity, closing balance	$ 0.0	$ 0.0
Class A junior preferred
Number
Number of shares outstanding, beginning balance (shares)		3,426,892	3,426,892
Effect of recapitalization adjustments (shares)		(3,426,892)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 3.7	$ 3.7
Redemption of common and preferred shares			$ (4.1)
Shareholders’ equity, closing balance	$ 0.0	$ 0.0
Class B senior preferred
Number
Number of shares outstanding, beginning balance (shares)		22,776,000	22,776,000
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(22,776,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0.0	$ 0.0
Shareholders’ equity, closing balance	$ 0.0	$ 0.0
Class B junior preferred
Number
Number of shares outstanding, beginning balance (shares)		34,164,000	34,164,000
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)		(34,164,000)
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0.0	$ 0.0
Shareholders’ equity, closing balance	$ 0.0	$ 0.0
Class D preferred
Number
Number of shares outstanding, beginning balance (shares)		0	0
Effect of recapitalization adjustments (shares)		(63,576,003)
Exchange all Class B preferred and common shares for Class D preferred shares and Class A common shares (shares)	63,576,003	63,576,003
Number of shares outstanding, ending balance (shares)	0	0
$
Shareholders’ equity, opening balance		$ 0.0	$ 0.0
Shareholders’ equity, closing balance	$ 0.0	$ 0.0